Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel component $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ (300,011)	$ (274,599)	$ (198,553)
Asset retirement obligation	21,700
Vessel [Member]
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	(281,200)	(247,800)	(171,800)
Interest costs capitalized to vessels and equipment	$ 27,100	10,300	2,300
UMS Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Towage Vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Direct Financing Lease [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	1
Minimum [Member] | FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Dry docks period	2 years 6 months
Maximum [Member] | FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Conventional Tanker [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Dry docks period	5 years
Service Life [Member] | Restatement Adjustment [Member]
Property, Plant and Equipment [Line Items]
Basic and diluted common unit increase (decrease) (in dollars per share) | $ / shares	$ 0.23
Service Life [Member] | Restatement Adjustment [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ (29,300)
Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ (122,822)	$ (106,190)	$ (110,686)
Teekay Offshore [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	25 years
Teekay Offshore [Member] | Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of components in segment | component	2
Estimated useful life	17 years
Number of vessels | vessel	8